Securities: (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2012	Jun. 30, 2008	Dec. 31, 2012 securities	Dec. 31, 2011	Dec. 31, 2010
Securities (Textual) [Abstract]
Tier one risk based capital percentage			6.69%
Total risk based capital ratio			12.45%
Securities (Additional Textual) [Abstract]
Number of securities with unrealized losses			26
Investment par value		$ 2,000,000
FFKY anticipated realized net gain	3,400,000
Reduction in other comprehensive income			511,000
Available for sale for proceeds			69,000,000	115,200,000	103,800,000
Gross gains in available for sale for proceeds			1,800,000	3,200,000	3,500,000
Gross loss in available for sale for proceeds			115,000	335,000	30,000
Securities pledged to municipalities for deposits in excess of FDIC limits, book value			145,100,000
Securities pledged to municipalities for deposits in excess of FDIC limits, market value			149,400,000
Number of pledged investment securities			2
Securities pledged as collateral with FHLB, market value			617,500
Letter of credit issued by FHLB			$ 15,500,000
Indiana [Member]
Securities (Textual) [Abstract]
Number of branches	4
Subordinated debt [Member]
Securities (Textual) [Abstract]
Period of security			30 years
Investment interest percentage			8.00%
FDIC [Member]
Securities (Textual) [Abstract]
Tier one risk based capital percentage			8.00%
Total risk based capital ratio			12.00%
FFKY [Member]
Securities (Textual) [Abstract]
Period of deferring dividend payments			5 years
Tier one risk based capital percentage	6.51%
Total risk based capital ratio	11.90%